SHARE BASED COMPENSATION - Deferred Share Units (Details) - Deferred Share Units € in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€) EquityInstruments shares	Dec. 31, 2022 EUR (€) EquityInstruments shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares
SHARE BASED COMPENSATION
Value of options granted	€ 0
Granted (in shares) | EquityInstruments	24,000	125,000
Fair value on date of grant (in dollar per share) | $ / shares			$ 7.00	$ 8.18
Share-based compensation charge	€ 143	€ 595
Issuance of share capital upon exercise of DSUs (in shares) | shares	38,334	97,045
Exercised (in shares) | EquityInstruments	38,334	97,045
Issuance of share capital upon exercise of DSUs	€ 218	€ 1,407